Marketable Securities - Summary of Marketable Securities (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Marketable securities, Amortized cost	$ 20,725,462
Marketable securities, Unrealized Gain	50,836
Marketable securities, Unrealized Loss	(24,008)
Marketable securities, Fair Value	20,752,290	$ 0
U.S. Treasury obligations
Marketable Securities [Line Items]
Marketable securities, Amortized cost	20,725,462
Marketable securities, Unrealized Gain	50,836
Marketable securities, Unrealized Loss	(24,008)
Marketable securities, Fair Value	$ 20,752,290